Related Parties And Related Party Transactions - Summary of Related Party Name (Detail) - Insurance (Group) Company of China, Ltd.	12 Months Ended
Dec. 31, 2024
Before July [Member]
Disclosure Of Related Party Names [Line Items]
Name of related parties	Ping An Insurance (Group) Company of China, Ltd.
Relationship with the Company	Significant influence on the Company and its subsidiaries
After July [Member]
Disclosure Of Related Party Names [Line Items]
Name of related parties	Ping An Insurance (Group) Company of China, Ltd.
Relationship with the Company	Ultimate controlling shareholder of the Company and its subsidiaries